Crypto assets	12 Months Ended
Jun. 30, 2026
Crypto assets
Crypto assets

Note 3 – Crypto assets

Crypto assets consisted of the following:

	June 30,		June 30,
	2026		2025
	Quantity	Amount	Quantity	Amount
Crypto assets, current
Dogecoin	70,543,745	$5,078,444	—	$—
Crypto assets, non-current
Dogecoin	—	$—	—	$—

As of June 30, 2026, the Group held 70,543,745 Dogecoin with an aggregate cost basis of $16,000,000 and aggregate fair value of $5,078,444, determined using a Level 1 quoted market price.

The following table presents additional information about Dogecoin for the year ended June 30, 2026:

	June 30, 2026
	Quantity	Value
Opening balance	—	$—
Issuance of convertible debentures in exchange for Dogecoins (see Note 9 for details)	40,543,745	10,000,000
Issuance of Class A Ordinary Shares in exchange for Dogecoins (see Note 11 for details)	30,000,000	6,000,000
Change in fair value	—	(10,921,556)
Ending balance	70,543,745	$5,078,444

A portion of the Group’s Dogecoin holdings, amounting to 40,543,745 coins with a fair value of $2,918,744 as of June 30, 2026, was pledged as collateral under a Security and Pledge Agreement entered into in connection with the Group’s convertible debenture holders. Under the terms of the agreement, the pledged Dogecoin is maintained in a Blocked Custodial Account and is subject to a perfected first-priority security in favor of the collateral agent. The custodian is required to follow the collateral agent’s instructions with respect to disposition of the pledged Dogecoin, and the Group may not freely transfer such assets except as permitted under the agreement.

The agreement provides contractual mechanisms under which the pledged Dogecoin may be released from the Blocked Custodial Accounts from time to time. In particular, the Group may request the release of collateral in connection with certain optional redemptions, subject to the applicable conditions and the absence of an event of default. The agreement also provides for release upon satisfaction of specified outstanding note obligations. Accordingly, the pledged Dogecoin is subject to collateral control while the pledge remains in effect, but the agreement provides mechanisms for release during the term of the related notes.

The classification of crypto assets as current or non-current is determined under ASC 210 based on whether the assets are reasonably expected to be realized in cash, sold or otherwise realized during the normal operating cycle or within twelve months after the reporting date. In making this assessment, the Group considers all relevant facts and circumstances, including the contractual release provisions applicable to pledged crypto assets. Based on management’s expected realization of the Dogecoin holdings within the current period, the contractual release mechanisms and subsequent release activity, the Group classified the Dogecoin as current as of June 30, 2026.

The following table presents additional information about BTC for the years ended June 30, 2025 and 2024:

	Quantity	Amount
Balance on June 30, 2023	82.32	$2,084,330
Revenue recognized from BTC mined	95.62	2,888,482
Hosting fees settled in BTC	(7.60)	(212,344)
Proceeds from sale of BTC	(165.87)	(4,668,828)
Realized gain on sale/exchange of BTC	—	94,149
Impairment loss of BTC	—	(7,102)
Balance on June 30, 2024	4.47	$178,687
Service fees settled in BTC	(4.47)	(426,250)
Realized gain on sale/exchange of BTC	—	247,563
Balance on June 30, 2025	—	$—

Subsequent to June 30, 2026, approximately 7,238,549 Dogecoin were released from the collateral arrangement with the consent of the collateral agent, and the Group sold a total of 3,000,000 Dogecoin for gross proceeds of approximately $267,665. The Group continues to evaluate sales of its Dogecoin holdings from time to time based on market conditions, liquidity needs and capital allocation priorities. Management believes that the Group has the ability to monetize its Dogecoin holdings as needed, including through sales of Dogecoin not subject to collateral arrangement and, where applicable, sales or transfers of pledged Dogecoin upon satisfaction of the applicable release conditions or with the required consent of the collateral agent.